Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 645,140	$ 608,907
Additions	80,649	36,261
Ending balance	725,758	645,140
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Effect of change in exchange rates	$ (31)	$ (28)